Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income Taxes

Due to losses, the Company did not have current income tax expense.

The components of deferred taxes are as follows:

Deferred Tax Assets:

	2019	2018

Net operating loss carry-forward	$1,419,000	$1,369,024

Less: valuation allowance	(1,419,000)	(1,369,024)

Net deferred tax asset	$—	$—

The Company had federal and state net operating tax loss carry-forwards of $5,128,000 and $4,670,000, respectively as of December 31, 2019. The tax loss carry-forwards are available to offset future taxable income with the federal and state carry-forwards beginning to expire in 2028.

In 2019 and 2018, net deferred tax assets did not change due to the full allowance. The gross amount of the asset is entirely due to the net operating loss carry forward. The realization of the tax benefits is subject to the sufficiency of taxable income in future years. The combined deferred tax assets represent the amounts expected to be realized before expiration.

The Company periodically assesses the likelihood that it will be able to recover its deferred tax assets. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income and ongoing prudent and feasible profits. As a result of this analysis of all available evidence, both positive and negative, the Company concluded that it is more likely than not that its net deferred tax assets will ultimately not be recovered and, accordingly, a valuation allowance was recorded as of December 31, 2019 and 2018.

The difference between the expected income tax expense (benefit) and the actual tax expense (benefit) computed by using the Federal statutory rate of 21% is as follows:

Expected income tax benefit (loss) at statutory rate of 21%	$22,000	$44,303
State and local tax benefit, net of federal	7,500	14,979
Change in valuation account	(29,500)	(59,282)
Income tax expense (benefit)	$—	$—